Label	Element	Value
DREYFUS TREASURY PRIME CASH MANAGEMENT
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000843781_SupplementTextBlock	December 13, 2013 Dreyfus Treasury Prime Cash Management Supplement to Prospectuses dated June 1, 2013 The following changes will take effect as of January 13, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	DREYFUS TREASURY PRIME CASH MANAGEMENT
Strategy [Heading]	rr_StrategyHeading	The following replaces the second sentence in "Fund Summary - Dreyfus Treasury Prime Cash Management - Principal Investment Strategy":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest.